Note 12 - Right-of-Use Assets and Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Finance Lease, Liability, Fiscal Year Maturity [Table Text Block]
Year ending December 31,	Amount
2021	$9,153
2022	18,267
2023	18,267
2024	37,157
2025	13,376
2026	33,344
Total	$129,564
Less: Amount of interest (Leonidio and Kyparissia)	(4,340)
Total lease payments	$125,224
Less: Financing costs, net	(577)
Total lease payments, net	$124,647

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2020	June 30, 2021
Finance lease liabilities – current	$16,691	$16,773
Less: current portion of financing costs	(196)	(189)
Finance lease liabilities – non-current	116,844	108,451
Less: non-current portion of financing costs	(478)	(388)
Total	$132,861	$124,647